Business Combination - Schedule of Goodwill on Acquisition (Details) - Kolesa Group ₸ in Millions	Oct. 12, 2023 KZT (₸)
Disclosure of detailed information about business combination [line items]
Consideration transferred	₸ 42,195
Plus: Non-controlling interests	12,300
Less: Fair value of identifiable net assets acquired	(20,417)
Goodwill on acquisition	₸ 34,078